Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$778,406.85

Principal:
Principal Collections	$10,151,783.34
Prepayments in Full	$5,160,439.11
Liquidation Proceeds	$114,847.93
Recoveries	$47,735.05
Sub Total	$15,474,805.43
Collections	$16,253,212.28

Purchase Amounts:
Purchase Amounts Related to Principal	$297,557.79
Purchase Amounts Related to Interest	$1,676.46
Sub Total	$299,234.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,552,446.53

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,552,446.53
Servicing Fee	$175,719.24	$175,719.24	$0.00	$0.00	$16,376,727.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,376,727.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,376,727.29
Interest - Class A-3 Notes	$7,987.84	$7,987.84	$0.00	$0.00	$16,368,739.45
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$16,263,604.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,263,604.03
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$16,208,332.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,208,332.03
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$16,166,439.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,166,439.36
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$16,111,606.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,111,606.03
Regular Principal Payment	$15,254,961.57	$15,254,961.57	$0.00	$0.00	$856,644.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$856,644.46
Residual Released to Depositor	$0.00	$856,644.46	$0.00	$0.00	$0.00
Total		$16,552,446.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,254,961.57
Total					$15,254,961.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,689,520.53	$27.82	$7,987.84	$0.02	$11,697,508.37	$27.84
Class A-4 Notes	$3,565,441.04	$35.33	$105,135.42	$1.04	$3,670,576.46	$36.37
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$15,254,961.57	$11.37	$265,121.26	$0.20	$15,520,082.83	$11.57

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$11,689,520.53	0.0278189	$0.00	0.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$97,364,558.96	0.9646741
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$204,739,520.53	0.1525346	$189,484,558.96	0.1411693

Pool Information
Weighted Average APR	4.281%	4.301%
Weighted Average Remaining Term	24.79	24.00
Number of Receivables Outstanding	20,952	20,146
Pool Balance	$210,863,088.52	$195,077,332.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$204,739,520.53	$189,484,558.96
Pool Factor	0.1545936	0.1430203

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$5,592,773.41
Targeted Overcollateralization Amount	$5,592,773.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,592,773.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$61,127.98
(Recoveries)		103	$47,735.05
Net Loss for Current Collection Period			$13,392.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0762%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2427%
Second Preceding Collection Period			0.9269%
Preceding Collection Period			0.3004%
Current Collection Period			0.0792%
Four Month Average (Current and Preceding Three Collection Periods)			0.3873%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,297	$8,456,542.41
(Cumulative Recoveries)			$1,637,627.78
Cumulative Net Loss for All Collection Periods			$6,818,914.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4999%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,968.01
Average Net Loss for Receivables that have experienced a Realized Loss			$1,586.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.52%	401	$4,921,471.47
61-90 Days Delinquent	0.34%	42	$670,079.91
91-120 Days Delinquent	0.08%	9	$157,779.69
Over 120 Days Delinquent	0.35%	40	$684,965.82
Total Delinquent Receivables	3.30%	492	$6,434,296.89

Repossession Inventory:
Repossessed in the Current Collection Period		12	$197,533.06
Total Repossessed Inventory		16	$252,599.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3885%
Preceding Collection Period			0.4486%
Current Collection Period			0.4517%
Three Month Average			0.4296%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer